Segment Information - Summary of Operating Results by Geographical areas (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [Line Items]
Non-Current Assets	$ 13,339	$ 12,629
U.S. [Member]
Disclosure of operating segments [Line Items]
Non-Current Assets	7,255	7,190
Canada [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	1,023	1,014
Other [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	188	177
Americas [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	8,466	8,381
Switzerland [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	2,610	2,074
U.K. [Member]
Disclosure of operating segments [Line Items]
Non-Current Assets	1,500	1,431
Other Countries [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	662	639
EMEA [Member]
Disclosure of operating segments [Line Items]
Non-Current Assets	4,772	4,144
Asia Pacific [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	$ 101	$ 104